Note 22 Deposits from banks (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 36,771	€ 34,406	€ 40,039
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		4,676	4,693	4,585
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,789	2,185	1,431
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,204	2,162	587
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,363	2,963	2,659
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		17,110	17,832	25,097
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		7,630	4,570	5,681
Demand Deposits [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		6,764	6,977	6,629
Demand Deposits [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,039	1,039	1,252
Demand Deposits [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,825	973	789
Demand Deposits [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		60	158	16
Demand Deposits [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		636	577	416
Demand Deposits [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,890	2,942	3,011
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,315	1,289	1,145
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	16,700	15,049	12,871
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,439	3,116	2,434
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	964	981	642
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	873	2,002	535
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,468	2,387	2,242
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,513	3,313	2,742
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	5,442	3,250	4,277
Deposits from banks repurchase agreements
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		13,307	12,380	20,539
Deposits from banks repurchase agreements | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		197	538	899
Deposits from banks repurchase agreements | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	231	0
Deposits from banks repurchase agreements | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		271	2	37
Deposits from banks repurchase agreements | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		259	0	0
Deposits from banks repurchase agreements | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		11,707	11,578	19,344
Deposits from banks repurchase agreements | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 874	€ 31	€ 259

[1]	(1) Subordinated deposits are included amounting to €104 million, €48 million and €35 million as of December 31, 2025, 2024 and 2023, respectively.